8. Stockholders' Equity - Stock Options (Details 2) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Weighted Average Exercise Price
Issued		$ 0.51	$ 0.21
Stock Options [Member]
Options
Outstanding beginning balance	10,360,084	11,309,864	5,639,864
Issued	317,874	3,140,000	6,585,000
Exercised	(20,000)	(3,053,397)	(33,334)
Forfeitures	(39,000)	(1,036,383)	(881,666)
Outstanding ending balance	10,618,958	10,360,084	11,309,864
Exercisable ending balance		7,439,084
Weighted Average Exercise Price
Outstanding beginning balance	$ 1.01	$ 0.81	$ 0.83
Issued	1.34	1.37	0.80
Exercised	.70	.66	0.70
Forfeitures	1.26	1.07	0.85
Outstanding ending balance	$ 1.00	1.01	$ 0.81
Exercisable ending balance		$ .97